Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of deposits [line items]
Term	$ 740,556	$ 643,522
Total deposits	1,409,531	1,231,687
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	205,714	186,530
Notice	62,845	57,614
Term	253,580	197,802
Total deposits	522,139	441,946
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	369,943	316,200
Notice	20,157	19,056
Term	449,570	409,819
Total deposits	839,670	745,075
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	9,675	7,996
Notice	641	769
Term	37,406	35,901
Total deposits	47,722	44,666
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	585,332	510,726
Notice	83,643	77,439
Term	740,556	643,522
Total deposits	1,409,531	1,231,687
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	144,712	132,994
Notice	7,164	6,107
Term	203	168
Total deposits	152,079	139,269
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	355,221	302,746
Notice	14,468	14,641
Term	594,066	493,347
Total deposits	963,755	810,734
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	38,520	40,646
Total deposits	38,520	40,646
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	28,389	16,210
Notice	61,087	55,895
Term	75,933	78,837
Total deposits	165,409	150,942
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	11	17
Total deposits	11	17
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,013	5,353
Notice	851	726
Term	53,295	51,812
Total deposits	59,159	57,891
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	7,758	7,265
Total deposits	7,758	7,265
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,708	5,495
Notice	73	70
Term	17,059	19,358
Total deposits	$ 22,840	$ 24,923